Other information by nature - Disclosure of detailed information about leases for lessee (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Depreciation of right-of-use assets	€ 529	€ 189	€ 171
Interest expense on lease liabilities	56	13	16
Variable lease payments not included in the measurement of lease liabilities	5	4	4
Income from sub-leasing right-of-use assets	(95)	(9)	(8)
Expenses relating to short-term leases and to leases of low-value assets	137	24	30
Gains arising from sale and leaseback transactions	(22)	0	0
Total expense recognized in Net profit from continuing operations	€ 610	€ 221	€ 213